Deferred Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Stock Compensation
Schedule of deferred stock compensation

Fiscal year shares issued	Shares issued pursuant to employment agreements	Shares issued pursuant to employment incentives	Average share price on the date of issuance	Aggregate value of shares issued pursuant to employment agreements	Aggregate value of shares issued pursuant to employment incentives	Deferred stock compensation

Prior to 2004	5	-	$11.00	$60	$-	$-
2004	32	14	12.93	411	184	-
2005	19	10	15.18	290	147	-
2006	8	7	16.01	129	108	-
2007	5	5	17.36	92	81	8
2008	13	5	14.45	186	74	22
2009	41	8	7.83	322	63	96
2010	28	4	8.41	235	40	146
2011	41	10	8.76	357	83	312

	192	63		$2,082	$780	$584